Concentrations and credit risk (Details 1) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Total Trade Receivables	$ 600	$ 794
Total Trade Receivables, percent	76.00%	69.00%
Customer B [Member]
Total Trade Receivables	$ 191	$ 0
Total Trade Receivables, percent	32.00%	0.00%
Customer C [Member]
Total Trade Receivables	$ 136	$ 200
Total Trade Receivables, percent	23.00%	25.00%
Customer A [Member]
Total Trade Receivables	$ 127	$ 234
Total Trade Receivables, percent	21.00%	30.00%
Customer E [Member]
Total Trade Receivables	$ 0	$ 113
Total Trade Receivables, percent	0.00%	14.00%